PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
Retirement 2040 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 28.4%
104,508  iShares Core S&P Mid-
Cap ETF
$ 6,809,741
5.0
27,032  iShares Core U.S.
Aggregate Bond ETF
2,688,603
1.9
113,094  SPDR Portfolio High
Yield Bond ETF
2,696,161
2.0
325,701  Vanguard FTSE
Developed Markets
ETF
19,121,905
14.0
65,864  Vanguard FTSE
Emerging Markets ETF
3,393,972
2.5
73,466  Vanguard Long-Term
Treasury ETF
4,069,282
3.0
Total Exchange-Traded
Funds
(Cost $33,848,123)
38,779,664
28.4
MUTUAL FUNDS : 71.5%
Affiliated Investment Companies : 24.2%
1,698,977  Voya Intermediate
Bond Fund - Class R6
14,967,992
11.0
898,958  Voya Multi-Manager
International Equity
Fund - Class I
11,021,228
8.1
23,795  Voya Small Cap
Growth Fund - Class
R6
1,064,809
0.8
111,947  Voya Small Company
Fund - Class R6
1,746,369
1.3
324,212  Voya VACS Series
EME Fund
4,114,246
3.0
32,914,644
24.2
Unaffiliated Investment Companies : 47.3%
287,061  Fidelity 500 Index
Fund
64,519,719
47.3
Total Mutual Funds
(Cost $89,450,895)
97,434,363
71.5
Total Long-Term
Investments
(Cost $123,299,018)
136,214,027
99.9
Total Investments in
Securities
(Cost $123,299,018) $ 136,214,027 99.9
Assets in Excess of
Other Liabilities 91,571 0.1
Net Assets $ 136,305,598 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2040 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 38,779,664 $ — $ — $ 38,779,664
Mutual Funds 97,434,363 — — 97,434,363
Total Investments, at fair value $ 136,214,027 $ — $ — $ 136,214,027
Other Financial Instruments+
Futures 6,236 — — 6,236
Total Assets $ 136,220,263 $ — $ — $ 136,220,263
Liabilities Table
Other Financial Instruments+
Futures $ (202) $ — $ — $ (202)
Total Liabilities $ (202) $ — $ — $ (202)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 12,842,404 $ 2,110,150 $ (196,117) $ 211,555 $ 14,967,992 $ 162,297 $ 3,595 $ —
Voya Multi-Manager International
Equity Fund - Class I
9,761,072 1,204,992 (326,764) 381,928 11,021,228 — 47,361 —
Voya Small Cap Growth Fund -
Class R6
— 983,067 (7,278) 89,020 1,064,809 — 416 —
Voya Small Company Fund - Class
R6
— 1,639,315 (12,289) 119,343 1,746,369 — 534 —
Voya VACS Series EME Fund
3,629,184 315,595 (180,112) 349,579 4,114,246 — 34,241 —
$ 26,232,660 $ 6,253,119 $ (722,560) $ 1,151,425 $ 32,914,644 $ 162,297 $ 86,147 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At August 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 31 12/31/25 $ 3,393,531 $ 6,236
$ 3,393,531 $ 6,236
Short Contracts:
3-month SOFR (14) 03/17/26 (3,368,050) (202)
$ (3,368,050) $ (202)

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2040 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,954,667
Gross Unrealized Depreciation (39,659)
Net Unrealized Appreciation $ 12,915,008